CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Purchase of treasury stock, shares	44,790	59,790	78,060
Proceeds from sale of common stock, shares	44,790	84,790	10,000